General Partner and Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
General Partner and Related Party Transactions
Schedule of monthly payment made by the Partnership to General Partner for brokerage commission, organization and offering costs and operating expenses

		Organization and Offering
	Brokerage charge*	Reimbursement*	Operating Expense*
Class A units	7.00%	0.10%	0.25%
Class B units	7.45%	0.30%	0.25%
Legacy 1 Class units	4.50%	0.30%	0.25%
Legacy 2 Class units	4.75%	0.30%	0.25%
Global 1 Class units	3.95%	0.30%	0.25%
Global 2 Class units	4.20%	0.30%	0.25%
Global 3 Class units	5.95%	0.30%	0.25%

*The fees are calculated and payable monthly on the basis of month-end adjusted net assets. “Adjusted net assets” is defined as the month-end net assets of the particular class before accruals for fees and expenses and redemptions.

		Organization and Offering
	Brokerage charge*	Reimbursement*	Operating Expense*
Class A units	7.50%	0.10%	0.25%
Class B units	7.95%	0.30%	0.25%
Legacy 1 Class units	5.00%	0.30%	0.25%
Legacy 2 Class units	5.25%	0.30%	0.25%
Global 1 Class units	4.45%	0.30%	0.25%
Global 2 Class units	4.70%	0.30%	0.25%
Global 3 Class units	6.45%	0.30%	0.25%

*The fees are calculated and payable monthly on the basis of month-end adjusted net assets. “Adjusted net assets” is defined as the month-end net assets of the particular class before accruals for fees and expenses and redemptions.